CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net income	$ 89,338	$ 79,326	$ 125,539
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	9,959	8,483	7,879
Amortization of prepaid land leases	454	384	264
Amortization of intangible assets	316	300	311
Allowance for credit losses	8,656	690	2,119
Loss (gain) on disposal of long-lived assets	(7)	(67)	13
Impairment loss on property, plant and equipment	0	17	0
Goodwill impairment charge	0	35,767	11,623
Share of net income of equity investees	(604)	(3,131)	(404)
Dividends received from an equity investee	91	0	3,865
Gains on deconsolidation of subsidiaries where the Company retains an equity interest	0	0	(5,768)
Gains on disposal of an investment of an equity investee	0	(5,763)	0
Gains on disposal of an investment in securities	(3,323)	0	0
Share-based compensation expenses	9,724	410	238
Deferred income tax (benefit) expenses	(5,838)	6,414	(6,197)
Accretion of convertible bond	0	57	230
Fair value adjustments of a bifurcated derivative	0		346
Other income (expense), net	(6,724)	0	0
Changes in operating assets and liabilities:
Accounts receivable and retention	(88,854)	30,894	(33,782)
Costs and estimated earnings in excess of billings	3,049	3,186	(2,757)
Inventories	4,657	(6,474)	(3,773)
Advances to suppliers	(1,253)	(4,745)	(5,357)
Other receivables	11,183	(1,897)	2,647
Prepaid expenses	(268)	(19)	62
Due from related parties	6,784	11,988	6,600
Accounts payable	10,178	15,010	(14,027)
Deferred revenue	31,432	1,825	10,836
Accruals and other payable	(966)	(1,663)	11,488
Due to related parties	(1,915)	(1,819)	(1,494)
Income tax payable	514	3,335	1,740
Other tax payables	2,700	2,616	(11,720)
Net cash provided by operating activities	79,283	175,124	100,521
Cash flows from investing activities:
Purchases of short-term investments	(147,237)	(426,846)	(256,328)
Maturity of short-term investments	443,095	242,174	245,880
Purchases of property, plant and equipment	(18,131)	(8,098)	(3,488)
Prepayments for land lease	0		(7,099)
Proceeds from disposal of property, plant and equipment	314	983	301
Investments made in equity investees	(9,459)	0	0
Dividends received in excess of cumulative equity in earnings from an equity investee	0		8,920
Deconsolidation of subsidiary, ,net of cash disposed	0		(1,878)
Acquisition of a subsidiary, net of cash acquired	0	(251)	0
Purchase of equity investments	0		(740)
Proceeds received from disposal of equity investments	5,187	4,458	4,544
Cash prepaid for acquisition of a subsidiary	(9,406)	0	0
Proceeds received from investment in equity securities without readily determinable fair value	5,895	0	0
Net cash (used in) provided by investing activities	270,258	(187,580)	(9,888)
Cash flows from financing activities:
Proceeds from short-term bank loans	0	2,371	5,908
Repayments of short-term bank loans	0	(4,243)	(6,875)
Proceeds from long-term bank loans	520	15,423	730
Repayments of long-term bank loans	(633)	(437)	(512)
Capital contributions from subsidiaries' non-controlling interest shareholders	0	2,139	1,456
Payment of dividends	(12,107)	(12,713)	(10,862)
Principal repayment of convertible bond	0	(20,753)	0
Proceeds from issuance of shares of a subsidiary	2	0	0
Net cash used in financing activities	(12,218)	(18,213)	(10,155)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	39,127	(8,621)	(9,400)
Net increase (decrease) in cash, cash equivalents and restricted cash	376,450	(39,290)	71,078
Cash, cash equivalents and restricted cash, beginning of year	319,097	358,387	287,309
Cash, cash equivalents and restricted cash, end of year	695,547	319,097	358,387
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	664,321	288,782	332,509
Current portion of restricted cash	25,294	8,663	22,260
Non-current portion of restricted cash	5,932	21,652	3,618
Total cash, cash equivalents and restricted cash	695,547	319,097	358,387
Supplemental disclosures of cash flow information:
Interest expense paid	553	306	575
Income tax paid	16,804	8,772	24,855
Supplemental disclosures of non-cash information:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	477	6,759	3,205
Acquisition of equity interest with non-cash consideration	0	$ 0
Disposal of shares of a subsidiary	$ 0		$ 4,110